NET LOANS RECEIVABLE (Schedule of Nonaccrual Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	$ 309	$ 607
Average nonaccrual loans	445	865
Interest income that would have been recognized	25	51
Interest income recognized	32	14
Interest income foregone	1	40
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	260	408
Average nonaccrual loans	$ 289	$ 459
First Mortgage Loans - Construction [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans		$ 237
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans		$ 15
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans		150
Average nonaccrual loans	$ 107	150
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	49	49
Average nonaccrual loans	$ 49	$ 4